GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 30,206	$ 23,045
Less: Accumulated amortization	(16,276)	(10,993)
Add: Currency translation adjustment	36	35
Total intangible assets, net	13,966	12,087
Amortization expense for intangible assets	5,300	4,500	$ 3,100
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	500	500
Internally developed software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 29,706	$ 22,545